Liquidity and Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity and Going Concern
2. Liquidity and Going Concern
The accompanying unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Management has assessed the Company’s ability to continue as a going concern for at least one year after the issuance date of the accompanying unaudited condensed consolidated financial statements.

On November
17
,
2022
, the Company entered into a standby equity purchase agreement (the “Original Purchase Agreement”) with YA II PN, Ltd., a Cayman Islands exempt limited partnership (“Yorkville”). On February
8
,
2023
, the Company entered into an amended and restated standby equity purchase agreement with Yorkville (the “A&R Yorkville Purchase Agreement”), amending, restating and superseding the Original Purchase Agreement. On January
8
,
2023
, the Company entered into a standby equity purchase agreement (the “B. Riley Purchase Agreement” and together with A&R Yorkville Purchase Agreement, the “Standby Equity Purchase Agreements”) with B. Riley Principal Capital II, LLC (“B. Riley”). Pursuant to each of the Standby Equity Purchase Agreements, the Company has the right, but not the obligation, to sell to each of Yorkville and B. Riley up to $
500.0
 million of shares of the Company’s common stock, par value $
0.0001
 per share (the “Common Stock”) at its request any time during the
36
months following the date on which the registration statement related to each such purchase agreement was initially declared effective by the SEC, subject to certain conditions, which are discussed further in Note
8
.

As consideration for Yorkville’s and B. Riley’s respective commitment to purchase shares of Common Stock at the Company’s direction, the Company issued
250,000
commitment shares to each of Yorkville (the “Yorkville Commitment Shares”) and B. Riley (the “B. Riley Commitment Shares”).

On
March 21, 2023
, the Company entered into a securities purchase agreement with Yorkville (the “Securities Purchase Agreement”) pursuant to which the Company would issue and sell to Yorkville convertible debentures in an aggregate principal amount of up to $
25.0
 million (the “Convertible Debentures”). As of June
30
,
2023
, Convertible Debentures in the principal amount of $
25.0
 million (for net cash proceeds of $
24.0
 million) were issued and sold pursuant to the Securities Purchase Agreement, which is discussed further in Note
7
.

On June
27
,
2023
, Scilex Pharma entered into a Credit and Security Agreement (the “eCapital Credit Agreement”) with eCapital Healthcare Corp. (the “Lender”), pursuant to which the Lender shall make available loans (the “Revolving Facility”) in an aggregate principal amount of up to $
30.0
 million (the “Facility Cap”). The proceeds of the Revolving Facility will be used for (i) transaction fees incurred in connection with the eCapital Credit Agreement, (ii) working capital needs of Scilex Pharma and (iii) other uses not prohibited under the eCapital Credit Agreement. As of June
30
,
2023
, the Company has an outstanding balance of $
15.9
 million under the Revolving Facility. See Note
7
for additional discussion of the terms of the eCapital Credit Agreement.

As of June
30
,
2023
, the Company’s negative working capital was $
34.3
 million, including cash and cash equivalents of approximately $
34.1
 million. During the
six
months ended June
30
,
2023
, the Company had operating losses of $
48.3
 million and cash flows used for operations of $
21.2
 million. The Company had an accumulated deficit of $
433.3
 million as of June
30
,
2023
.

The Company has plans to obtain additional resources to fund its currently planned operations and expenditures for at least twelve months from the issuance of these unaudited condensed consolidated financial statements through a combination of equity offerings, debt financings, collaborations, government contracts or other strategic transactions. The Company’s plans are also dependent upon the success of future sales of ZTlido and ELYXYB, which is still in the early stages of commercialization, and the future commercialization of GLOPERBA.
Although the Company believes such plans, if executed, should provide the Company with financing to meet its needs, successful completion of such plans is dependent on factors outside the Company’s control. As a result, management has concluded that the aforementioned conditions, among other things, raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the unaudited condensed consolidated financial statements are issued.

2. Liquidity and Going Concern
The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Management has assessed the Company’s ability to continue as a going concern for at least one year after the date the financial statements are issued.
On March 18, 2019, Scilex acquired Semnur and the acquisition was accounted for as an asset acquisition (see Note 3). The Company anticipates the cash needed for the development of Semnur’s primary product candidate in development,
SP-102,
as well in the development of
SP-103,
will be in excess of the Company’s cash available within one year after the date these consolidated financial statements are issued. Semnur has no historical revenue and the Company will be responsible for funding all development and commercialization efforts and capital funding needs possibly through private or public equity or debt financings, strategic collaborations or other arrangements.
On May 12, 2022, the Company entered into a Bill of Sale (see Note 3), with Sorrento to acquire rights, title and interest in the
SP-104
Assets (see Note 3).
SP-104
has not been approved for commercialization and, as such, no revenues have been generated to date by the asset. The Company will be responsible for funding all development and commercialization efforts.
On June 14, 2022, the Company entered into a license and commercialization agreement with Romeg (see Note 3). The transaction was accounted for as an asset acquisition since substantially all the value of the gross assets was concentrated in the single asset, acquired licenses. The Company anticipates incurring costs related to the commercial launch and marketing of GLOPERBA.
On September 12, 2022, Scilex and Scilex Pharma entered into a Debt Exchange Agreement (see Note 12) with Sorrento, pursuant to which all related party indebtedness that remained outstanding as of immediately prior to the closing of the Business Combination was converted into equity interests in the Company.
In September 2022, the Company exercised the Early Paydown Provision (see Note 7) to fully extinguish the Scilex Pharma Notes (see Note 7). In August 2022 and September 2022, the Company made principal payments towards the outstanding Scilex Pharma Notes totaling $41.4 million. Pursuant to Amendment No. 4 (see Note 7), a principal balance of $28.0 million was forgiven by the Scilex Pharma Note Purchasers (see Note 7) upon the Company’s exercise of the Early Paydown Provision. The Company funded the principal payments with cash-on
hand and $34.0 million received from Sorrento on September 28, 2022 (see Note 7).
As of December 31, 2022, the Company’s negative working capital was $15.2 million, including cash and cash equivalents of approximately $2.2 million. During the year ended December 31, 2022, the Company had operating losses of $50.6 million and cash flows used for operations of $21.3 million. The Company had an accumulated deficit of approximately $375.9 million as of December 31, 2022.
The Company has plans to obtain additional resources to fund its currently planned operations and expenditures for at least twelve months from the issuance of these consolidated financial statements through a combination of equity offerings, debt financings, collaborations, government contracts or other strategic transactions. The Company entered into a Standby Equity Purchase Agreement with YA II PN, Ltd. (“Yorkville”) on November 17, 2022 (as amended and restated on February 8, 2023), and a Standby Equity Purchase Agreement with B. Riley Principal Capital II, LLC (“B. Riley”) on January 8, 2023 whereby the Company has the right, but not the obligation, to sell to Yorkville and B. Riley up to $500.0 million each of shares of its Common Stock at its request any time during the 36 months following the date on which the registration statement related to each such purchase agreement has been declared effected by the SEC, subject to certain conditions (see Note 8 and Note 14). The Company’s plans are also dependent upon the success of future sales of ZTlido, which is still in the early stages of commercialization, and are dependent upon, among other things, the success of the Company’s marketing of ZTlido.
Should the Company’s sales of ZTlido not materialize at the expected rate contemplated in the Company’s business plan, due to the
COVID-19
pandemic or other factors, the Company believes that there are a number of ongoing and potential actions that would maintain its projected cash and projected financial position including but not limited to, additional reductions in general and administrative costs, sales and marketing costs, suspension or winding down of clinical development programs for
SP-102,
SP-103,
and
SP-104,
and other discretionary costs. Although the Company believes such plans, if executed, should provide the Company with financing to meet its needs
, successful completion of such plans is dependent on

factors outside the Company’s control. As such, management cannot conclude that such plans will be effectively implemented within one year after the date that these consolidated financial statements are issued. As a result, management has concluded that the aforementioned conditions, among other things, raise substantial doubt about the Company’s ability to continue as a going concern for one year
after the
date
the financial statements are issued.